Segment Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information
11.	Segment Information
The Group’s chief operating decision maker is the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single segment.
Substantially all of the Group’s revenues for the years ended December 31, 2019, 2020 and 2021 were generated from the PRC.
As of December 31, 2020 and 2021, all of the long-lived assets of the Group were located in the PRC.